UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
       	September 30, 2001

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

   The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 14, 2001


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$434,000


List of Other Included Managers:

No. 13F File Number		Name








 WALTER F. HARRISON, III









            FORM 13F










   AS OF SEPTEMBER 30, 2001





                   FORM 13F













Name of Reporting Manager : Walter F. Harrison III




(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:


Item 7:
Item 8:

Name of Issuer

        <c>Title of Class
CUSIP
   Fair Market
Shares of
Investment Discretion


Managers
Voting Authority (Shares)



Number
Value
Principal

(b) Shared

See Instruc. V






Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared







































in Instr. V
Other



ASM INTERNATIONAL NV
Common
N07045102
              201,308
                  17,505
X


Walter Harrison
X

ASML HOLDING NV
Common
N07059111
              284,308
                  25,362
X


Walter Harrison
X

AG SERVICES OF AMERICA
    Common
001250109
           3,434,760
                296,100
X


Walter Harrison
X

ADVANCED FIBRE COMMUNCIATION
    Common
00754A105
              143,339
                   9,811
X


Walter Harrison
X

ADVANTA CORP CL A
Class -A
007942105
                94,000
                  10,000
X


Walter Harrison
X

ADVANTA CORP CL B
Class -B
007942204
           1,387,250
                155,000
X


Walter Harrison
X

AFFILIATED MANAGERS GROUP
    Common
008252108
              312,285
                   5,497
X


Walter Harrison
X

ALLIANT TECHSYSTEMS INC
    Common
018804104
         21,815,160
                254,850
X


Walter Harrison
X

AMERICAN EXPRESS CO
Common
025816109
              508,550
                  17,500
X


Walter Harrison
X

AMERICAN TECHNOLOGY CORP PFD
    Common
030990345
              300,025
                120,010
X


Walter Harrison
X

ANHTRACITE MORTGAGE CAPITAL INC
    Common
037023108
           5,873,504
                564,760
X


Walter Harrison
X

BANK NEW YORK INC
    Common
064057102
         22,225,280
                635,008
X


Walter Harrison
X

BEBE STORES INC
    Common
075571109
              105,420
                   7,000
X


Walter Harrison
X

BRISTOL MEYERS SQUIBB
    Common
110122108
              178,070
                   3,205
X


Walter Harrison
X

BRITESMILE  INC
    Common
110415106
           1,317,000
                219,500
X


Walter Harrison
X

CAPITAL AUTOMOTIVE REIT
    Common
139733109
         12,163,086
                690,300
X


Walter Harrison
X

CAPITAL CROSSING BANK
    Common
140071101
           5,095,395
                284,500
X


Walter Harrison
X

CHARTER COMMUNICATIONS INC
    Common
16117m107
              123,800
                  10,000
X


Walter Harrison
X

CHILDRENS PLACE RETAIL STORES
    Common
168905107
              280,353
                  15,636
X


Walter Harrison
X

CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
           3,488,340
                371,100
X


Walter Harrison
X

COMDISCO INC
    Common
200336105
                66,552
                112,800
X


Walter Harrison
X

COMMERCE BANCORP INC
    Common
200519106
              140,080
                   2,060
X


Walter Harrison
X

COMPUTER ASSOC INTL INC.
    Common
204912109
         18,996,197
                738,003
X


Walter Harrison
X

CONVERGYS CORP
    Common
212485106
           4,032,075
                145,300
X


Walter Harrison
X

COOKER RESTAURANTS (NEW)
    Common
216284208
                    732
                      832
X


Walter Harrison
X

CRIIMI MAE INC IN
    Common
226603108
                46,800
                120,000
X


Walter Harrison
X

DVI INC
    Common
233343102
         12,064,599
                710,100
X


Walter Harrison
X

DELL COMPUTER
Common
247025109
              232,829
                  12,565
X


Walter Harrison
X

DIME BANCORP INC
    Common
25429Q102
         10,451,256
                265,800
X


Walter Harrison
X

ELECTROGLAS INC.
    Common
285324109
           3,886,890
                312,200
X


Walter Harrison
X

EMMIS COMMUNICATIONS
Class -A
291525103
              164,950
                  11,439
X


Walter Harrison
X

ENCOMPASS VCS CORP
Common
29255U104
                94,500
                  25,000
X


Walter Harrison
X

ERICSSON L M TEL CO ADR B
    Common
294821400
                88,681
                  25,410
X


Walter Harrison
X

EVEREST REINSURANCE
    Common
G3223R108
         23,343,760
                360,800
X


Walter Harrison
X

FAIRFAX FINANCIAL
    Common
30390110
                      40
                   2,000
X


Walter Harrison
X

FEDL NATL MTGE ASSN
    Common
313586109
         32,002,384
                399,730
X


Walter Harrison
X

FIRST REPUBLIC BANCORP INC
    Common
336158100
           8,065,778
                351,450
X


Walter Harrison
X

GLOBALSTAR TELECOMMUNICATION
    Common
G3930H104
              112,000
                448,000
X


Walter Harrison
X

GENTEK INC
    Common
37245X104
           1,308,892
                402,736
X


Walter Harrison
X

GOOD GUYS INC
    Common
382091106
           1,598,900
                590,000
X


Walter Harrison
X

HCA-HEALTHCARE CO
    Common
404119109
           8,489,796
                191,600
X


Walter Harrison
X

HILTON HOTELS
    Common
432848109
           3,090,545
                393,700
X


Walter Harrison
X

HOLLYWOOD MEDIA CORP
    Common
436233100
           2,626,287
                591,506
X


Walter Harrison
X

ITLA CAP CORP
    Common
450565106
           6,188,400
                305,600
X


Walter Harrison
X

JP MORGAN CHASE & CO
    Common
46625h100
              170,750
                   5,000
X


Walter Harrison
X

JABIL CIRCUIT
Common
466313103
              124,369
                   6,948
X


Walter Harrison
X

KEMET CORP
Common
488360108
              576,100
                  35,000
X


Walter Harrison
X

LAKES GAMING
    Common
51206P109
           2,565,571
                462,265
X


Walter Harrison
X

LA QUINTA PROPERTIES CORP
    Common
50419Q409
           1,567,834
                356,326
X


Walter Harrison
X

LATTICE SEMICONDUCTOR GROUP
    Common
518415104
              146,261
                   9,316
X


Walter Harrison
X

LEGATO SYSTEMS
    Common
524651106
                56,088
                  10,235
X


Walter Harrison
X

LIBERTY MEDIA
    Common
530718105
              661,060
                  52,052
X


Walter Harrison
X

LONE STAR STEAKHOUSE SALOON
    Common
542307103
           1,735,560
                160,700
X


Walter Harrison
X

MAYORS JEWELERS INC
    Common
578462103
              795,788
                410,200
X


Walter Harrison
X

MELLON FINANCIAL CORP
Common
58551A108
              193,980
                   6,000
X


Walter Harrison
X

MERCK & CO INC
    Common
589331107
              999,000
                  15,000
X


Walter Harrison
X

METTLER TOLEDO INTL
    Common
592688105
         11,238,738
                266,700
X


Walter Harrison
X

MICROSOFT INC
    Common
594918104
              747,491
                  14,608
X


Walter Harrison
X

MILLENNIUM PHARMCEUTICALS
    Common
599902103
                55,820
                   3,143
X


Walter Harrison
X

NS GROUP INC
Common
628916108
           1,020,000
                150,000
X


Walter Harrison
X

NTL Inc.
    Common
629407107
              902,643
                291,175
X


Walter Harrison
X

NEW YORK COMMUNITY BANCORP INC
    Common
649445103
           5,102,138
                219,825
X


Walter Harrison
X

NOKIA CORP
    Common
654902204
              432,566
                  27,640
X


Walter Harrison
X

NORTH FORK BANCORPORATION INC NY
    Common
659424105
         16,007,733
                538,256
X


Walter Harrison
X

OM GROUP INC
    Common
670872100
         14,272,500
                259,500
X


Walter Harrison
X

OCWEN FINANCIAL CORP
    Common
675746101
           3,967,757
                550,313
X


Walter Harrison
X

PC TEL INC
    Common
69325Q105
           1,156,500
                154,200
X


Walter Harrison
X

PFF BANCORP
    Common
69331W104
           5,117,750
                186,100
X


Walter Harrison
X

PACIFIC SUNWEAR OF CALIFORNIA
Common
694873100
              398,750
                  29,000
X


Walter Harrison
X

PARK PLACE ENTERTAINMENT CORP
    Common
700690100
         13,612,257
             1,857,061
X


Walter Harrison
X

PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
           2,412,270
                382,900
X


Walter Harrison
X

PHILIP MORRIS CO INC (HLDG CO)
    Common
718154107
         12,321,194
                255,150
X


Walter Harrison
X

PHOTRONICS
    Common
719405102
              999,990
                  54,200
X


Walter Harrison
X

PULTE HOMES INC
    Common
745867101
         11,245,332
                366,895
X


Walter Harrison
X

PRICE COMMUNICATIONS
Common
741437305
              406,461
                  23,980
X


Walter Harrison
X

PRICELINE.COM
Common
741503106
              117,361
                  30,966
X


Walter Harrison
X

PRIZE ENERGY GROUP
Common
74267L106
              503,101
                  28,831
X


Walter Harrison
X

RADIAN GROUP INC(CMAC)
    Common
750236101
         19,065,200
                495,200
X


Walter Harrison
X

RANGE RESOURCES CORP
Common
75281A109
                82,864
                  17,445
X


Walter Harrison
X

RECONDITIONED SYSTEMS INC
    Common
756240305
              806,599
                347,672
X


Walter Harrison
X

REDWOOD TRUST INC
    Common
758075402
         14,908,260
                618,600
X


Walter Harrison
X

REHABECARE GROUP INC
    Common
759148109
                87,020
                   2,000
X


Walter Harrison
X

REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
         26,850,920
             1,152,400
X


Walter Harrison
X

3COM CORP
Common
885535104
                75,000
                  20,000
X


Walter Harrison
X

RESOURCES BANSHARES MTG GROUP INC
    Common
761197102
           2,742,400
                342,800
X


Walter Harrison
X

RFS HOTEL INVESTORS INC
    Common
74955J108
           8,760,240
                846,400
X


Walter Harrison
X

ROYAL CARRIBEAN CRUISES
Common
V7780T103
              214,600
                  20,000
X


Walter Harrison
X

S C I SYSTEMS
Common
783890106
              164,970
                   9,165
X


Walter Harrison
X

SANGSTAT MEDICAL GROUP
Common
801003104
              342,411
                  18,579
X


Walter Harrison
X

SCHERING PLOUGH INC
Common
806605101
           1,113,000
                  30,000
X


Walter Harrison
X

SIPEX CORPORATION
Common
829909100
              132,721
                  20,545
X


Walter Harrison
X

SMITH & WOLLENSKY RESTAURANT
Common
831758107
           2,225,723
                664,395
X


Walter Harrison
X

SPECTRASITE HOLDINGS
Common
84760T100
              266,553
                110,603
X


Walter Harrison
X

STANDARD AND POORS DEP RECPTS
Common
78462F103
              856,512
                   8,201
X


Walter Harrison
X

STILWELL FINANCIAL INC
    Common
860831106
           3,541,200
                181,600
X


Walter Harrison
X

SUN MICROSYSTEMS
    Common
868661014
                85,776
                  10,372
X


Walter Harrison
X

SUREBEAM CORP
    Common
86866R102
                86,386
                  10,408
X


Walter Harrison
X

TALBOTS INC
    Common
874161102
              206,383
                   9,193
X


Walter Harrison
X

TEVA PHARMACEUTICAL IND LTD
    Common
881624209
           8,148,660
                134,800
X


Walter Harrison
X

TIBCO SOFTWARE
    Common
88632Q103
              126,094
                  17,179
X


Walter Harrison
X

TIER TECHNOLOGIES
    Common
88650Q100
           5,103,156
                425,263
X


Walter Harrison
X

US BANCORP
Common
902973304
           5,092,439
                229,596
X


Walter Harrison
X

VERITAS DGC INC
    Common
92343P107
                73,033
                   6,550
X


Walter Harrison
X

WADDELL & REED FIN, INC
    Common
930059100
              112,944
                   4,344
X


Walter Harrison
X

WEB METHODS INC
Common
94768C108
                 6,862
                      993
X


Walter Harrison
X

WMS INDS INC
    Common
929297109
           4,379,496
                250,400
X


Walter Harrison
X

WORLDCOM INC  MCI GROUP INC
    Common
98157D304
              335,060
                  22,000
X


Walter Harrison
X



Total
        434,047,351




Walter Harrison
X
